As filed with the Securities and Exchange Commission on January 3, 2011
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 – October 31, 2010

ITEM 1. REPORT TO STOCKHOLDERS.

FOUNTAINHEAD SPECIAL VALUE FUND
Annual Report
October 31, 2010

FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2010

Dear Shareholder,

For the fiscal year ended 10/31/2010, the Fountainhead Special Value Fund (the “Fund”) (KINGX) rose 18.46%. Performance was solid, but KINGX did underperform its benchmark index, the Russell 2500™, which rose an impressive 27.76%. The last fiscal year was marked by a nice recovery in the financial markets after the extreme volatility of 2007 through early 2009, which was highlighted by the collapse in the equity markets and sparked by the implosion of Lehman Brothers in September of 2008. For the period ended 10/31/2010, the Fund’s 1-year, 5-year, 10-year, and since inception (12/31/96) average annual returns were 18.46%, -1.84%, -2.13%, and 6.20%, respectively. (Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call 800-868-9535.  As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 4.50%.  However, the Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through February 28, 2011, to limit Total Annual Fund Operating Expenses to 1.75%.  Shares held less than 180 days will be subject to a 1.00% redemption fee.) The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future.

The past twelve months were highlighted by three of the Fund’s holdings receiving takeover bids, all at substantial premiums. Early in 2010, R.R. Donnelley & Sons Company (RRD) offered to acquire Bowne & Co., Inc. (BNE) for $11.50 per share—a substantial premium to where the stock had been trading. The Fund realized a 59.4% gain on the position during this timeframe. Soon thereafter, Cerberus Capital Management, L.P. acquired DynCorp International Inc. (DCP) in a cash transaction which resulted in this position having a gain of 55.8% versus cost during the holding period. Finally, in the late summer, BHP Billiton attempted to acquire Potash Corporation of Saskatchewan Inc. (POT). While the transaction was ultimately scrapped, shares of POT soared and the stock made an average profit of 58.6% for our shareholders versus cost. Since we were concerned that there could be some political risk early on, we sold the Fund’s position before the transaction was terminated.

The Fund experienced success in other areas as well. Select consumer staple stocks performed very well for the reporting period: The Hain Celestial Group, Inc. (HAIN) soared 58% and Prestige Brand Holdings, Inc. (PBH) +44%. Significant gains were made in the technology sector: Expedia, Inc. (EXPE) +37% and Rosetta Stone Inc. (RST) +36%, as well as in the healthcare sector: Varian Medical Systems, Inc. (VAR) +27.3% and Mylan Inc. (MYL) +25%. Last, some special situations, such as NII Holdings, Inc. (NIHD) +55.3% and Waste Services, Inc. (WSII) +28%, also performed quite nicely.

The Fund’s two largest decliners were Myriad Genetics, Inc. (MYGN), down 34%, and BancTec, Inc. (BTEC), down 30% during the fiscal year. Performance over the twelve-month period was also hindered by some of the Fund’s energy holdings. SandRidge Energy, Inc. (SD), Ultra Petroleum Corp. (UPL), CONSOL Energy (CNX), Newpark Resources, Inc. (NR), and Ensco plc (ESV) all declined between 10% and approximately 24% over the fiscal year. All were sold except CONSOL Energy and Newpark Resources as we are optimistic about the future for these two names and believe that they currently trade at very attractive valuations. A healthcare stock, Wright Medical Group, Inc. (WMGI) and two financial stocks, GFI Group Inc. (GFIG) and Protective Life Corporation (PL), were also down 10% during the fiscal year. We sold Protective Life

FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2010

Corporation but kept Wright Medical and GFI Group. We believe these two stocks possess solid fundamentals, are trading at attractive valuations, and are poised to recover nicely over the next year as catalysts materialize to unlock value.

The global recovery is fueling an extraordinary rebound in U.S. exports and business capital expenditures (“capex”), even more so than previous recoveries from severe recessions. Following a significant round of belt-tightening in corporate America, productivity has improved, and corporate profits have exploded. With cash flows at record highs and extraordinarily liquid balance sheets, U.S. corporations are beginning to replenish aging capital stocks. Growth in equipment and software business investment was at quarter-century highs for the first six months of this year, with much more pent-up demand in store, given the devastation of capex during the recession. The corporations that are in the best shape are the ones with a global footprint, as they appear able to take advantage of the growth abroad—particularly in the emerging markets.

In an effort to capture some of the benefits of this global growth phenomenon, we at KING have sought to strategically position the Fund to have a greater international bias by investing in U.S. companies with international revenues or American Depository Receipts (“ADRs”). Not only does it make sense in the near term given the continued weakness in the U.S. and the strength in other areas of the world, but it also makes sense from a diversification standpoint over the long term to have exposure to revenues outside our own borders. In the past, investors could only gain international exposure by investing in direct international investments or by investing in large, multi-national companies. As globalization has evolved, international exposure is no longer limited to the large-cap sector. Mid-cap and small-cap companies have expanded internationally as well, giving investors more opportunities to invest abroad. Of the top 15 holdings in the Fund as of the period end date, international revenues accounted for 27% on average of total revenues through 9/30/10, with a few of our holdings deriving 100% of their revenues from international sources. Through this avenue, we are gaining exposure to that fast-growing emerging markets consumer while we wait for a more significant rebound in our own economy.

We have spoken before of how the recovery from this recession would be a profit-led recovery and not a U.S. consumer-led one, and we continue to adhere to this thesis. Profits are the key driver because profitable companies create the jobs and expand capacity, not governments through fiscal stimulus. The most profitable companies offer their customers the best products or services at the most reasonable prices and help improve the standard of living of its customers and employees. These companies are the most competitive when they are allowed to operate in a free market system, unencumbered by government intervention. As U.S. corporations continue to improve their financial position, they will be more likely to post the “help wanted” sign and begin hiring again, reducing our unemployment rolls. As the workforce expands, the U.S. consumer who feels more secure in his financial well-being will begin to venture out with his wallet and stop hoarding cash. Financial conditions by some measures have already shown improvement as evidenced by the surge in corporate issuance and mortgage refinancing activity as well as the lower level of business inventories relative to sales. Corporations with excess cash are beginning to look for bargains in their own backyard as they repurchase shares and expand for the future through strategic acquisitions.

While corporations are investing in their businesses here and abroad, U.S. investors are still in proverbial shock with the nightmarish memories of the 2008 meltdown of their nest eggs fresh on their minds. Cash continues to be king in the eyes of the typical U.S. investor even with miniscule rates of return being offered.

FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2010

The Federal Reserve (“Fed”) is attempting to allay investors’ fears and meet this demand for “safety” through its next round of quantitative easing (“QE2”). In addition, the Fed has stated that as long as inflation remains subdued and capacity is not constrained (high unemployment), they will maintain this accommodative stance for the foreseeable future, both in terms of keeping interest rates low as well as its willingness to expand its balance sheet. The Fed is basically absorbing the deleveraging of the U.S. consumer by leveraging up its own balance sheet. This accommodative stance will continue to put downward pressure on the U.S. dollar, upward pressure on commodities, and force the hands of other governments to follow a more accommodative approach.

The U.S. consumer/investor no longer appears to be significantly overleveraged; the focus on deleveraging and increased savings has taken care of that for many (according to Credit Suisse). The biggest problem now is excessive caution. This extreme pessimism and resulting caution is creating extraordinary values in the marketplace. With yields on 3-month U.S. Treasury Bills at 0.13%, 5-year U.S. Treasuries at 1.55%, and 10-year U.S. Treasuries at 2.91%, U.S. equity yields may far exceed government bonds. Looking at it in terms of total returns, as recently as October 2010, U.S. equities were trading at 3½ standard deviations cheaper versus bonds, the extreme opposite of March 2000 when equities were 2½ standard deviations expensive versus bonds. Although we do not recommend purchasing equities without reservation, we do believe there are opportunities in equity investments. Valuations are extremely low for many stocks, and as we have stated, pessimism is running rampant. Historically, a high level of pessimism has been a positive contrarian indicator for the stock market. In August of this year, the yield on the Dow Jones Industrial Average exceeded that of bonds, a phenomenon which has not occurred since 1962. The risk premium for bonds as measured by the difference between the earnings yield of the S&P 500 Index and the 10-year U.S. Treasury Note was at the highest level since the start of the modern era’s bull market that began in 1982. Nearly 80% of the companies making up the S&P 500 Index possess earnings yields that are greater than bond yields. In addition, most have dividend yields equivalent to their own bond yields, and many are increasing their dividends. The performance gap between bonds and stocks over the past 10 years is wider than it has been in any decade in history. Whenever stocks have had a negative 10-year disparity in performance relative to fixed income, the average yearly return for stocks in the following decade has been approximately 13%.

Today’s environment is one of low interest rates, low inflation, and low valuations. Given the widespread pessimistic outlook, many cyclical stocks are priced for a double-dip recession scenario. As we have stated, we believe we are in the midst of a slow recovery, and if our thesis plays out, many stocks could rally 30% to 50% over the next year. Many large-cap stocks are starting to engage in shareholder enhancing behavior, such as instituting large share repurchases and/or increasing their dividends. We have also witnessed a significant pick-up in merger and acquisition (“M&A”) activity, which has already benefited client portfolios. With a catalyst-rich portfolio, this could continue to enhance performance over the next several years.

Down the road we could be dealing with higher interest rates and, probably, higher inflation. Historically, in periods of low gross domestic product (“GDP”) growth coupled with higher inflation and higher interest rates, the gap between winners and losers in the stock market has grown dramatically, providing significant opportunities for gifted stock pickers. Small-cap stocks and commodities have historically performed well during periods of inflation. We currently have exposure to both and plan to be well positioned as we approach this period. Companies whose assets are not easily replicated, whether they possess a unique technology or even have a successful global brand, appear likely to be winners. Cost pressures may further an increase in M&A activity. All of these factors suggest there is potential for positive days ahead for

FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2010

Fountainhead Special Value Fund shareholders.

With warm regards,

Sincerely,

Roger E. King, CFA                                                                                     Leah R. Bennett, CFA
Chairman and President                                                                              Managing Director
King Investment Advisors, Inc.                                                                King Investment Advisors, Inc.

The Fund’s investments in small- and medium-sized companies involve greater risk than investing in larger, more established companies such as increased volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources.  In addition, the Fund’s portfolio may be overweight in an industry sector in which any negative development affecting that sector will have a greater impact on the Fund’s performance.

The Russell 2500 Index measures the performance of the small and mid-cap segment of U.S. equity universe by including approximately 2,500 of the smallest companies in the Russell 3000® Index.  One cannot invest directly in an index.

The views in this report were those of the Fund managers as of October 31, 2010, and may not reflect their views on the date this report is first published or anytime thereafter.  These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This letter may contain discussions about certain investments held and not held in the portfolio. All current and future holdings are subject to risk and to change. There can be no guarantee of success with any technique, strategy or investment.

FOUNTAINHEAD SPECIAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS
OCTOBER 31, 2010

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fountainhead Special Value Fund (the “Fund”) compared with the performance of the benchmark Russell 2500TM Index, over the past ten fiscal years. The Russell 2500 Index measures the performance of the small- to mid-cap segment of the U.S. equity universe. It includes approximately 2,500 of the smallest securities in the Russell 3000® Index based on a combination of their market cap and current index membership.  The total return of the Russell 2500 Index includes reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell 2500 Index does not include expenses. The Fund is professionally managed while the Russell 2500 Index is unmanaged and is not available for investment.

	Average Annual Total Return
	One-Year	Five-Year	Ten-Year
Fountainhead Special Value Fund	18.46%	-1.84%	-2.13%
Russell 2500 Index	27.76%	3.78%	5.80%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance please call (800) 868-9535. As stated in the Fund's prospectus, the

FOUNTAINHEAD SPECIAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS
OCTOBER 31, 2010

annual operating expense ratio (gross) is 4.50%. However, the Fund's adviser has agreed to contractually waive a portion of its fees and to reimburse certain expenses to limit total operating expenses to 1.75%, which is in effect until February 28, 2011. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

Prior to September 17, 2001, the Fund was a series of AmeriPrime Funds (another mutual fund).  The AmeriPrime series maintained substantially similar investment objectives and investment policies to that of the Fund.  The AmeriPrime series was managed by the Fund’s adviser.  The Fund’s performance for the periods before September 17, 2001, is that of the AmeriPrime series and reflects the expenses of the AmeriPrime series.  The estimated net expenses of the AmeriPrime Series were equal to or less than the net expenses of the Fund.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010

AFA	Shares	Security Description	Value
Common Stock - 99.5%
Consumer Discretionary - 14.3%
34,300	Asbury Automotive Group, Inc. (a)	$494,606
40,000	Callaway Golf Company	275,200
40,600	Prestige Brands Holdings, Inc. (a)	436,450
		1,206,256
Consumer Staples - 17.7%
5,800	Beckman Coulter, Inc.	308,792
4,700	Bunge Limited	282,329
17,000	Emergent BioSolutions Inc. (a)	307,190
13,000	Omnicare, Inc.	313,560
11,300	The Hain Celestial Group, Inc. (a)	279,449
		1,491,320
Drugs/Pharmaceutical Preparations - 15.4%
7,000	Cephalon, Inc. (a)	465,080
16,100	Forest Laboratories, Inc. (a)	532,105
15,000	Mylan Inc. (a)	304,800
		1,301,985
Energy - 6.9%
8,500	CONSOL Energy Inc.	312,460
46,000	Newpark Resources, Inc. (a)	270,480
		582,940
Financial - 9.9%
49,500	GFI Group Inc.	237,105
7,200	NYSE Euronext	220,608
18,000	The NASDAQ OMX Group, Inc. (a)	378,360
		836,073
Industrials - 6.1%
19,000	Orion Marine Group, Inc. (a)	237,690
13,500	Textron Inc.	281,070
		518,760
Insurance Carriers - 2.9%
10,000	Tower Group, Inc.	242,800

Medical Products - 6.2%
20,000	Hologic, Inc. (a)	320,400
15,000	Wright Medical Group, Inc. (a)	200,100
		520,500
Technology - 13.0%
15,000	Broadridge Financial Solutions, Inc.	330,000
4,200	Fiserv, Inc. (a)	228,984
10,700	Medidata Solutions, Inc. (a)	199,341
21,300	Nuance Communications, Inc. (a)	334,623
		1,092,948
Telecommunications - 7.1%
14,400	NII Holdings, Inc. (a)	602,064

Total Common Stock (Cost $7,616,264)	8,395,646
Total Investments in Securities - 99.5% (Cost $7,616,264)*	$8,395,646
Other Assets & Liabilities, Net - 0.5%	44,390
Net Assets – 100.0%	$8,440,036

(a)	Non-income producing security.

* Cost of investments for federal income tax purposes is $7,616,264 and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$1,179,145
Gross Unrealized Depreciation	(399,763)
Net Unrealized Appreciation	$779,382

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2010.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to Note 2- Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$8,395,646
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total Investments	$8,395,646

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

Balance as of 10/31/09	$103,335
Realized Gain / (Loss)	(424,699)
Change in Unrealized Appreciation / (Depreciation)	392,665
Sales	(71,301)
Balance as of 10/31/10	$-

PORTFOLIO HOLDINGS
% of Total Investments

Consumer Discretionary	14.4%
Consumer Staples	17.8%
Drugs/Pharmaceutical Preparations	15.5%
Energy	6.9%
Financial	9.9%
Industrials	6.2%
Insurance Carriers	2.9%
Medical Products	6.2%
Technology	13.0%
Telecommunications	7.2%
100.0%

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2010

ASSETS
Total investments, at value (Cost $7,616,264)	$8,395,646
Cash	63,319
Receivables:
Dividends and interest	165
Prepaid expenses	12,571
Total Assets	8,471,701

LIABILITIES
Accrued Liabilities:
Fund service fees	3,678
Compliance services fees	2,083
Other expenses	25,904
Total Liabilities	31,665

NET ASSETS	$8,440,036

COMPONENTS OF NET ASSETS
Paid-in capital	9,694,764
Accumulated net realized loss	(2,034,110)
Net unrealized appreciation	779,382
NET ASSETS	$8,440,036
SHARES OF BENEFICIAL INTEREST AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	480,106
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$17.58

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENT OF OPERATIONS
OCTOBER 31, 2010

INVESTMENT INCOME
Dividend income (net foreign withholding taxes of $183)	$33,912
Interest income	293
Total Investment Income	34,205

EXPENSES
Investment adviser fees	76,134
Fund service fees	139,986
Custodian fees	5,161
Registration fees	17,274
Professional fees	57,246
Trustees' fees and expenses	282
Compliance services fees	28,477
Miscellaneous expenses	16,922
Total Expenses	341,482
Fees waived and expenses reimbursed	(193,414)
Net Expenses	148,068

NET INVESTMENT LOSS	(113,863)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	712,190
Net change in unrealized appreciation (depreciation) on investments	777,263
NET REALIZED AND UNREALIZED GAIN	1,489,453
INCREASE IN NET ASSETS FROM OPERATIONS	$1,375,590

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS
Net investment loss	$(113,863)	$(87,590)
Net realized gain (loss)	712,190	(562,983)
Net change in unrealized appreciation (depreciation)	777,263	1,784,154
Increase in Net Assets Resulting from Operations	1,375,590	1,133,581

CAPITAL SHARE TRANSACTIONS
Sale of shares	600,763	536,628
Redemption of shares	(1,358,469)	(1,576,148)
Redemption fees	44	1
Decrease in Net Assets from Capital Share Transactions	(757,662)	(1,039,519)
Increase in Net Assets	617,928	94,062

Net Assets
Beginning of Year	7,822,108	7,728,046
End of Year	$8,440,036	$7,822,108

SHARE TRANSACTIONS
Sale of shares	34,829	41,309
Redemption of shares	(81,698)	(121,432)
Decrease in Shares	(46,869)	(80,123)

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each year.

	For the Years Ended October 31,
	2010	2009	2008	2007	2006
NET ASSET VALUE, Beginning
of Year	$14.84	$12.73	$22.57	$22.35	$19.71
INVESTMENT OPERATIONS
Net investment loss (a)	(0.22)	(0.15)	(0.16)	(0.21)	(0.18)
Net realized and unrealized
gain (loss)	2.96	2.26	(9.27)	0.43	2.85
Total from Investment
Operations	2.74	2.11	(9.43)	0.22	2.67
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	—	—	—	—	(0.03)
Net realized gain	—	—	(0.41)	—	—
Total Distributions to
Shareholders	—	—	(0.41)	—	(0.03)
REDEMPTION FEES (a)	— (b)	— (b)	— (b)	— (b)	— (b)
NET ASSET VALUE, End
of Year	$17.58	$14.84	$12.73	$22.57	$22.35
TOTAL RETURN	18.46%	16.58%	(42.45)%	0.98%	13.54%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of
Year (000's omitted)	$8,440	$7,822	$7,728	$16,482	$16,928
Ratios to Average Net Assets:
Net investment loss	(1.35)%	(1.17)%	(0.88)%	(0.92)%	(0.83)%
Net expense	1.75%	1.67%	1.50%	1.50%	1.50%
Gross expense (c)	4.04%	4.50%	3.18%	2.27%	2.25%
PORTFOLIO TURNOVER RATE	117%	103%	139%	133%	95%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.01 per share.
(c)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2010

 Note 1. Organization

The Fountainhead Special Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 31, 1996. The Fund seeks long-term capital growth.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and asked prices provided by independent pricing services. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2010

The aggregate value by input level, as of October 31, 2010, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after a fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium and discount is amortized and accreted in accordance with GAAP. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is included in the Schedule of Investments, if applicable.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of October 31, 2010, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax returns filed in the three-year period ended October 31, 2010, remain subject to examination by the Internal Revenue Service.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2010

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser – King Investment Advisors, Inc. (the “Adviser”), is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.90% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or with Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Distributor receives no compensation from the Fund for its distribution services.

Other Service Providers – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $40,000 for service to the Trust ($60,000 for the Chairman).  In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust.  The Trustees and Chairman may receive additional fees for special Board meetings.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.  Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses through February 28, 2011, to limit annual operating expenses to 1.75%. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary waivers and reimbursements may be reduced or eliminated at any time. For the year ended October 31, 2010, fees waived and reimbursed were as follows:

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2010

Investment Adviser Fees Waived	Other Waivers	Total Fees Waived and Expenses Reimbursed
$76,134	$117,280	$193,414

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the year ended October 31, 2010, were $9,617,702 and $10,224,064, respectively.

Note 6. Federal Income Tax and Investment Transactions

As of October 31, 2010, distributable earnings (accumulated losses) on a tax basis were as follows:

Capital and Other Losses	$(2,034,110)
Unrealized Appreciation	779,382
Total	$(1,254,728)

As of October 31, 2010, the Fund had capital loss carryforwards to offset future capital gains of $1,471,240 and $562,870, expiring in 2016 and 2017, respectively.

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended October 31, 2010. The following reclassification was the result of net operating losses and adjustments relating to investments in partnerships and has no impact on the net assets of the Fund.

Accumulated Net Investment Income (Loss)	$113,863
Undistributed Net Realized Gain (Loss)	$35
Paid-in-Capital	$(113,898)

Note 7. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2010

currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds and the Shareholders of Fountainhead Special Value Fund

We have audited the accompanying statement of assets and liabilities of the Fountainhead Special Value Fund, a series of shares of beneficial interest in the Forum Funds, including the schedule of investments, as of October 31, 2010, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two year period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for each of the years in the three-year period ended October 31, 2008 were audited by other auditors whose report dated December 22, 2008, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2010 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fountainhead Special Value Fund as of October 31, 2010, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the years in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
December 14, 2010

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
OCTOBER 31, 2010

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 868-9535 and on the SEC’s website at www.sec.gov.  The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 868-9535 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010, through October 31, 2010.

Actual Expenses – The first line in the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period.  You may use this information to compare the ongoing cost of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs had been included, your costs would have been higher.

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
OCTOBER 31, 2010

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period *	Annualized Expense Ratio *
Actual	$1,000.00	$963.30	$8.66	1.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.38	$8.89	1.75%

* Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders.  The following table provides information about each Board member and certain officers of the Trust.  Each Trustee and officer holds office until the person resigns, is removed, or is replaced.  Unless otherwise noted, the persons have held their principal occupations for more than five years.  The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101, unless otherwise indicated.  Each Trustee oversees twenty-two portfolios in the Trust.  Mr. Keffer is considered an Interested Trustee due to his affiliation with Atlantic.  Mr. Keffer is also an Interested Director of Wintergreen Fund, Inc.  The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (800) 868-9535.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003.
Costas Azariadis Born: 1943	Trustee; Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University since 2006; Professor of Economics, University of California-Los Angeles 1992-2006.
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
OCTOBER 31, 2010

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Interested Trustee
John Y. Keffer1 Born: 1942	Trustee; Vice Chairman	Since 1989
Chairman, Atlantic since 2008; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.

Officers
Stacey E. Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic since 2008; Director, Consulting Services, Foreside Fund Services 2007; Elder Care, 2005-2006; Director, Fund Accounting, Citigroup 2003-2005.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Manager, Atlantic since 2008; Section Manager/Vice President, Enterprise Support Services, Citigroup 2003-2008.
David Faherty Born: 1970	Vice President	Since 2009	Senior Counsel, Atlantic since 2009; Vice President, Citi Fund Services Ohio, Inc. 2007-2009.; Associate Counsel, Investors Bank & Trust Co. 2006-2007; FDIC 2005.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Manager, Atlantic since 2008; Vice President, Citigroup 2003-2008.
Joshua LaPan Born: 1973	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup 2003-2008.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup 2005-2008.
Lina Bhatnagar Born: 1971	Secretary	Since 2008	Senior Administration Specialist, Atlantic since 2008; Regulatory Administration Specialist, Citigroup 2006-2008.

1 Since 1997, John Y. Keffer has been president and owner of Forum Trust, LLC.  Prior to January 1, 2010, Atlantic was a wholly owned subsidiary of Forum Trust, LLC.  Effective January 1, 2010, Atlantic became a wholly owned subsidiary of Forum Holdings Corp., a Delaware corporation that is wholly owned by Mr. Keffer.

King Investment Advisors, Inc. c/o Atlantic Fund Services P.O. Box 588 Portland, ME 04112 (800) 868-9535

Transfer Agent
Atlantic Fund Services
P.O. Box 588 Portland, ME 04112

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

222-ANR-1010

Annual Report
 October 31, 2010

Fund Adviser:
Waterville Capital, LLC
Radnor Court, Suite 140
259 Radnor-Chester Road
Radnor, PA  19087
Toll Free: (877)-356-9055

WATERVILLE LARGE CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2010

Dear Shareholder,

We are pleased to have completed our first period of operation for the Waterville Large Cap Value Fund, (the “Fund”), which launched on November 2, 2009.  For the period ended October 31, 2010, the Fund’s Institutional Shares (WVLIX) and Investor Shares (WVLVX) returned 13.94% and 13.80%, respectively.  This compares to a 15.77% return for the S&P 500 Index (“Benchmark”) and a 12.02% return for the BXY Index (CBOE S&P 500 2% out-of-the-money BuyWrite Index)† (“Secondary Benchmark”).  The Waterville Large Cap Value Fund has continued to deliver positive actively managed returns with a lower volatility than the Benchmark.  The Fund also had a smaller maximum drawdown than the Benchmark which was achieved through our managed volatility program.

The past year has continued to be a dynamic time for equity investing.  During this period, we have seen a large rally in the US equity market followed by an equally large sell off fueled by concerns over a heavy handed U.S. Government and European debt contagion that lasted until the end of summer.  The final months of our first year were defined by another large rally off of the bottom based on a firming of the European Union, the anticipation of further Quantitative Easing by the U.S. Federal Reserve Bank, and a clear mandate from a majority of the American people that the Federal Government should halt its rapid expansion into the private sector.  In the tumultuous summer months that began with an early May sell off and the “flash crash” the equity market was clearly driven by macroeconomic and exogenous event fears.  Individual companies’ valuations and performance mattered little in this time of historic asset class correlation and a “risk on” or “risk off” mentality.  The phrase “Double Dip” was common place through the investing world.  This environment did create several opportunities for the Fund as we saw several investments in which their share price had been unjustly punished.  This allowed Waterville to purchase solid business at very good valuations which led to a strong final two months of the year for the Fund.

In the late spring, two distinct events led to disastrous consequences for the share prices of two major sectors of the economy.  Obama Care was signed into law at the end of March 2010, and the entire managed health care sector was punished as a result of the uncertainty this massive new legislation created.  As a result of this uncertainty, the aggregate value of the Fund’s holdings in the health care sector, which account for approximately 20% of the Fund’s portfolio, declined. This sequence of events, however, allowed the Fund to add to holdings such as Humana at a deep discount.  The other event was the tragic sequence of events on the BP Deep Water Horizon oil rig that started on April 20th 2010, with a massive explosion in the Gulf of Mexico.  The subsequent fallout and a federal ban on drilling had a large negative effect on any company in the energy drilling space including the Fund’s holding of Diamond Offshore Drilling, Inc.  Similarly, early in the summer of 2010, one of the Fund’s holdings, National Oilwell Varco, Inc. from the oil services sector, experienced a decrease in share price.  This represented a great buying opportunity for a solid business and the Fund was able to increase its position in this name.  Both of these events created unique opportunities for value oriented investors who were willing to look past any media hysteria and judge a stock on its merits.  We continue to look for unique opportunities in the equity market and at period end, we feel the Fund represents a significant value based on the metrics we track.

Throughout the period, Waterville has continued to look for investments in issuers with clean balance sheets, strong returns on capital, and a discounted valuation relative to their peer group.  Companies with little debt but strong cash flows continue to dominate our portfolio.  The Fund continues to own a diverse set of companies in many different sectors.  We have found companies that continue to have strong returns on their core business in this dynamic period.  Many companies that were rumored to be facing a changing world in which their businesses would suffer later proved that their companies and earnings were strong.

Equity volatility as measured by the VIX Index (CBOE Volatility Index)† moved as expected much of the period but remained unusually high during the early fall of 2010 rally.  Over the past year, the Fund remained fully invested in equities and carried very little cash in the portfolio. A consistent program of managing volatility coupled with a disciplined investing approach we believe will be the best strategy to achieve above average long term returns.  Equities with reliable earnings, minimal leverage, and attractive valuations continue to be the drivers for our investments, as they have been during the period.

1

WATERVILLE LARGE CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2010

As always, Waterville Capital is committed to excellence in value investing and managing the volatility of your investment.

Sincerely,

Sean Bonner	Joseph Delaney
Chief Investment Officer	President
Waterville Capital, LLC	Waterville Capital, LLC

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to risks of broad market decline or decline in particular holdings, Index Call Option Risk, management risk, focused holdings risk, counterparty risk sector risk and value stock risk in which stock may remain undervalued for extended periods of time.

Volatility is a statistical measure of the dispersion of returns for a given security or market index. Volatility can either be measured by using the standard deviation or variance between returns from that same security or market index. Commonly, the higher the volatility, the riskier the security.  Drawdown is the gradual decline in the price of a security or other investment between its high and low over a given period.

†The CBOE (Chicago Board Options Exchange) Volatility Index (VIX) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.  The S&P 500 Index is an unmanaged index representing the average performance of 500 widely held, publicly traded, large capitalization stocks.  The CBOE S&P 500 2% OTM BuyWrite Index (BXY) is a benchmark index designed to track the performance of a hypothetical buy-write strategy that consists of using out of the money S&P 500 Index call options on an underlying position to generate income from option premiums.  One cannot invest directly in an index.

The views in this report were those of the Fund managers as of October 31, 2010, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

2

WATERVILLE LARGE CAP VALUE FUND
PERFORMANCE CHART AND ANALYSIS
OCTOBER 31, 2010

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the Waterville Large Cap Value Fund (the “Fund”) compared with the performance of the primay benchmark Standard and Poor's 500 Index ("S&P 500"), and the secondary benchmark, the CBOE S&P 500 2% out-of-the-money BuyWrite Index (“BXY”), since inception. The S&P 500 is a market-value weighted index representing the performance of 500 widely held, publicly traded stocks. The total return of the S&P 500 includes reinvestment of dividends and income. The BXY is a benchmark index designed to track the performance of a hypothetical buy-write strategy that consists of using out of the money S&P 500 Index call options on an underlying position to generate income from option premiums.  The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. One cannot invest directly in an index.  The Fund is professionally managed while the indices are unmanaged and are not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance please call (877) 356-9055. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional Shares are 1.59% and 1.34%, respectively. The Fund's adviser has agreed to contractually waive a portion of its fees and to reimburse expenses such that total operating expenses do not exceed 2.0% for Investor Shares, which is in effect until March 1, 2012. During the period, certain fees were waived and/or expenses reimbursed, otherwise returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Since Inception
Total Return as of 10/31/10	11/2/2009
Waterville Large Cap Value Fund — Investor Shares	13.80%
Waterville Large Cap Value Fund — Institutional Shares	13.94%
S&P 500 Index	15.77%
BXY Index	12.02%

3

WATERVILLE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010

	Shares	Security Description	Value
Common Stock - 99.7%				Shares	Security Description			Value
Consumer Discretionary - 19.4%				Materials - 2.4%
	14,330	Apollo Group, Inc., Class A (a)	$537,088	8,042	Freeport-McMoRan Copper & Gold, Inc.			$761,416
	16,747	Best Buy Co., Inc.	719,786
	34,160	GameStop Corp., Class A (a)	671,586	Total Common Stock (b)
	54,401	Gannett Co., Inc.	644,652	(Cost $31,838,191)				31,956,299
	64,924	H&R Block, Inc.	765,454
	36,628	The Gap, Inc.	696,298	Total Investments in Securities
	20,346	The McGraw-Hill Cos., Inc.	766,027	(Cost $31,838,191)*				$31,956,299
	15,413	TJX Cos., Inc.	707,302
	18,696	Viacom, Inc., Class B	721,479	Contracts
			6,229,672			Strike Price	Exp. Date
				Written Options - (0.3)%
Consumer Staples - 8.9%				Call Options Written - (0.3)%
	21,418	CVS Caremark Corp.	645,110	(75)	S&P 500 Index	1,235	11/10	(22,500)
	18,924	Gilead Sciences, Inc. (a)	750,715	(177)	S&P 500 Index	1,230	11/10	(65,490)
	8,578	Lorillard, Inc.	732,047
	11,417	Reynolds American, Inc.	740,963	Total Written Options - (0.3)%
			2,868,835	(Premiums Received $(107,991))				$(87,990)

Energy - 4.6%
	10,162	Diamond Offshore Drilling, Inc.	672,318	Other Assets & Liabilities, Net – 0.6%				182,243
	15,104	National Oilwell Varco, Inc.	811,991	Net Assets – 100.0%				$32,050,552
			1,484,309

Financial - 13.4%				(a) Non-income producing security.
	17,331	AON Corp.	688,907	(b) All or a portion of these securities are pledged as collateral for written options.
	2,587	CME Group, Inc.	749,325	* Cost of investments for federal income tax purposes is $31,850,899 and net unrealized appreciation on investments consists of:
	29,321	Federated Investors, Inc.,Class B	730,386
	61,733	Janus Capital Group, Inc.	651,901	Gross Unrealized Appreciation				$1,742,268
	26,954	Moody's Corp.	729,375	Gross Unrealized Depreciation				(1,636,868)
	34,800	The NASDAQ OMX Group, Inc. (a)	731,496	Net Unrealized Appreciation				$105,400
			4,281,390

Healthcare - 20.0%
	21,813	AmerisourceBergen Corp.	715,903
	25,282	Bristol-Myers Squibb Co.	680,086
	32,619	Coventry Health Care, Inc. (a)	763,937
	18,588	Eli Lilly & Co.	654,297
	13,892	Humana, Inc. (a)	809,765
	8,691	Laboratory Corp. of America Holdings (a)	706,752
	11,231	McKesson Corp.	741,021
	13,628	Quest Diagnostics, Inc.	669,680
	12,423	WellPoint, Inc. (a)	675,066
			6,416,507

Industrials - 13.1%
	13,263	Fluor Corp.	639,144
	11,002	General Dynamics Corp.	749,456
	9,729	L-3 Communications Holdings, Inc.	702,336
	9,816	Lockheed Martin Corp.	699,783
	31,571	Pitney Bowes, Inc.	692,668
	15,209	Raytheon Co.	700,831
			4,184,218

Information Technology - 17.9%
	31,572	CA, Inc.	732,786
	51,084	Dell, Inc. (a)	734,588
	15,379	Harris Corp.	694,977
	4,982	IBM Corp.	715,415
	28,111	Microsoft Corp.	748,877
	18,370	SanDisk Corp. (a)	690,345
	44,536	Total System Services, Inc.	695,207
F	9,182	Visa, Inc., Class A	717,757
A			5,729,952

See Notes to Financial Statements

4

WATERVILLE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010

The following is a summary of the inputs used to value the Fund’s investments as of October 31,			PORTFOLIO HOLDINGS
2010.			% of Total Investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk
associated with investing in those securities. For more information on valuation inputs, and their			Consumer Discretionary	19.5%
aggregation into the levels used in the tables below, please refer to Note 2 - Security Valuation			Consumer Staples	9%
section in the accompanying Notes to Financial Statements.			Energy	4.6%
		Other Financial	Financial	13.4%
Investments at Value:	Common Stock	Instruments**	Healthcare	20.1%
Level 1	$31,956,299	$(87,990)	Industrials	13.1%
Level 2	-	-	Information Technology	17.9%
Level 3	-	-	Materials	2.4%
TOTAL	$31,956,299	$(87,990)		100%

The Level 1 inputs displayed in this table are Common Stock and Written Options. Refer to the
Schedule of Investments for a further breakout of each security type.

**Other Financial Instruments are derivative instruments not reflected in the Total Investments in
Securities, such as written call options which are reported at their market value at period end date.

See Notes to Financial Statements

5

WATERVILLE LARGE CAP VALUE FUND
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2010

ASSETS
Total investments, at value (Cost $31,838,191)	$31,956,299
Cash	330,047
Receivables:
Dividends and interest	29,602
Prepaid expenses	5,684
Total Assets	32,321,632

LIABILITIES
Payables:
Call options written, at value (Premiums received $107,991)	87,990
Investment securities purchased	115,291
Accrued Liabilities:
Investment adviser fees	23,393
Fund service fees	10,121
Compliance services fees	1,667
Other expenses	32,618
Total Liabilities	271,080

NET ASSETS	$32,050,552

COMPONENTS OF NET ASSETS
Paid-in capital	31,146,497
Undistributed net investment income	15,286
Accumulated net realized gain	750,660
Net unrealized appreciation	138,109
NET ASSETS	$32,050,552

SHARES OF BENEFICIAL INTEREST AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares	39,487
Institutional Shares	2,776,474

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $449,387)	$11.38
Institutional Shares (based on net assets of $31,601,165)	$11.38

See Notes to Financial Statements

6

WATERVILLE LARGE CAP VALUE FUND
STATEMENT OF OPERATIONS
OCTOBER 31, 2010**

INVESTMENT INCOME
Dividend income	$356,092
Interest income	725
Total Investment Income	356,817

EXPENSES
Investment adviser fees	197,924
Fund service fees	159,005
Transfer Agent fees:
Investor Shares	430
Institutional Shares	740
Distribution fees:
Investor Shares	231
Custodian fees	9,931
Registration fees:
Investor Shares	731
Institutional Shares	18,332
Professional fees	36,129
Trustees' fees and expenses	686
Compliance services fees	29,360
Offering costs:
Investor Shares	22,213
Institutional Shares	25,085
Miscellaneous expenses	15,854
Total Expenses	516,651
Fees waived and expenses reimbursed	(129,755)
Net Expenses	386,896

NET INVESTMENT LOSS	(30,079)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	686,869
Written options	63,791
Net realized gain	750,660
Net change in unrealized appreciation (depreciation) on:
Investments	118,108
Written options	20,001
Net change in unrealized appreciation (depreciation)	138,109
NET REALIZED AND UNREALIZED GAIN	888,769
INCREASE IN NET ASSETS FROM OPERATIONS	$858,690
**Commenced operations on November 2, 2009.

See Notes to Financial Statements

7

WATERVILLE LARGE CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

November 2, 2009* through October 31, 2010
OPERATIONS
Net investment loss	$(30,079)
Net realized gain	750,660
Net change in unrealized appreciation (depreciation)	138,109
Increase in Net Assets Resulting from Operations	858,690

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	(17,434)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	503,966
Institutional Shares	30,748,750
Reinvestment of distributions:
Institutional Shares	17,401
Redemption of shares
Investor Shares	(60,821)
Increase in Net Assets from Capital Share Transactions	31,209,296
Increase in Net Assets	32,050,552

Net Assets
Beginning of Period	-
End of Period (Including line (a))	$32,050,552

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	45,376
Institutional Shares	2,774,878
Reinvestment of distributions:
Institutional Shares	1,596
Redemption of shares
Investor Shares	(5,889)
Increase in Shares	2,815,961

(a) Undistributed net investment income.	$15,286
*	Commencement of operations.

See Notes to Financial Statements

8

WATERVILLE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	November 2, 2009(a) through October 31, 2010
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.02)
Net realized and unrealized gain	1.40
Total from Investment Operations	1.38
NET ASSET VALUE, End of Period	$11.38
TOTAL RETURN	13.80	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$449
Ratios to Average Net Assets:
Net investment loss	(0.19	)%(d)
Net expense	1.97	%(d)
Gross expense (e)	28.33	%(d)
PORTFOLIO TURNOVER RATE	95	%(c)
	November 2, 2009 (a) through October 31, 2010
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.02)
Net realized and unrealized gain	1.41
Total from Investment Operations	1.39
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.01)
NET ASSET VALUE, End of Period	$11.38
TOTAL RETURN	13.94	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$31,601
Ratios to Average Net Assets:
Net investment loss	(0.15	)%(d)
Net expense	1.95	%(d)
Gross expense (e)	2.48	%(d)
PORTFOLIO TURNOVER RATE	95	%(c)
(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during the period.
(c)		Not annualized.
(d)		Annualized.
(e)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements

9

WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2010

Note 1. Organization

The Waterville Large Cap Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund commenced operations on November 2, 2009. The Fund’s investment objective is to achieve long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and asked prices provided by independent pricing services. Short-term investments that mature in sixty days or less may be valued at amortized cost. Exchange-traded options for which there were no sales reported that day are generally valued at the mean of the last bid and asked prices. Options not traded on an exchange are generally valued at broker-dealer bid quotation.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of October 31, 2010, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after a fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to

10

WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2010

foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium and discount is amortized and accreted in accordance with GAAP. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of October 31, 2010, are disclosed in the  Fund’s Schedule of Investments. The volume of open positions may vary on a daily basis as the Fund transacts written options in order to achieve the exposure desired by the adviser. The Fund entered into a total value of $1,130,386 on written options for the period ended October 31, 2010.

Transactions in options written during the period ended October 31, 2010, for the Fund were as follows:

	Calls

	Number of Contracts	Premiums
Options Outstanding, November 2, 2009	-	$-
Options written	(2,754)	(1,130,386)
Options terminated in closing transactions	2,210	846,579
Options exercised	-	-
Options expired	292	175,816
Options Outstanding, October 31, 2010	(252)	$(107,991)

Derivatives Transactions - The Fund’s use of derivatives during the period ended October 31, 2010, was limited to written options. Following is a summary of how the derivatives are treated in the financial statements and their impact on the Fund.

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments, is as follows:

Contract Type/ Primary Risk Exposure	Location on Statement of Assets and Liabilities	Asset Derivatives	Location on Statement of Assets and Liabilities	Liability Derivatives

Equity Contracts
	-	$ -	Call options written, at value	$ (87,990)

Realized and unrealized gains and losses on derivatives contracts entered into during the period ended October 31, 2010, by the Fund are recorded in the following locations in the Statement of Operations:

11

WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2010

Contract Type/Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives

Equity Contracts
	Realized gain (loss) – Written Options and Change in unrealized gain (loss) – Written Options	$63,791	$20,001

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.  On December 10, 2010, the Fund paid a distribution of $0.2523 and $0.0173 per share in short term capital gains and long term capital gains, respectively, related to the period ended October 31, 2010.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of October 31, 2010, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Offering Costs – Offering costs for the Fund of $47,298 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Note 3. Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser – Waterville Capital, LLC (the “Adviser”), is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or with Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule

12

WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2010

12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $40,000 for service to the Trust ($60,000 for the Chairman).  In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust.  The Trustees and Chairman may receive additional fees for special Board meetings.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.  Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Cap Agreement

The Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses to cap total operating expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) not to exceed 2.00% of the Fund’s Investor Shares’ average daily net assets until March 1, 2012.  The Adviser also voluntarily reimbursed a portion of expenses of the Fund’s Institutional Shares. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the period ended October 31, 2010, fees waived and reimbursed were as follows:

Investment Adviser Waived	Investment Adviser Reimbursed	Other Waivers	Total Fees Waived and Reimbursed
$24,420	$24,002	$81,333	$129,755

The Fund may re-pay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fees waived or expense reimbursement, (2) such payment is approved by the Board and (3) the resulting expenses do not exceed 2.00%.  For the period ended October 31, 2010, the Adviser waived and/or reimbursed fees as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
October 31, 2010	$48,422	10/31/2013	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended October 31, 2010, were $50,632,699 and $19,481,377, respectively.

13

WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2010

Note 6. Federal Income Tax and Investment Transactions

Distributions during the fiscal year ended as noted were characterized for tax purposes as follows:

2010
Ordinary Income	$17,434

As of October 31, 2010, distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$748,535
Undistributed Long Term Gain	50,120
Unrealized Appreciation	105,400
Total	$904,055

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to non-deductible offering costs, mark-to-market on section 1256 contracts and the tax deferral of losses on wash sales.

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the fiscal year ended October 31, 2010. The following reclassification was the result of non-deductible offering costs and had no impact on the net assets of the Fund.

Accumulated Net Investment Income (Loss)	$62,799
Paid-in-Capital	(62,799)

Note 7. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued, have been evaluated for potential impact and the Fund has had no such events.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds
and the Shareholders of Waterville Large Cap Value Fund

We have audited the accompanying statement of assets and liabilities of the Waterville Large Cap Value Fund, a series of shares of beneficial interest in the Forum Funds, including the schedule of investments, as of October 31, 2010, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period November 2, 2009 (Commencement of Operations) to October 31, 2010.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2010 by correspondence with the custodian and brokers and by other appropriate procedures where responses from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Waterville Large Cap Value Fund as of October 31, 2010, and the results of its operations, the changes in its net assets and its financial highlights for the period November 2, 2009 to October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP
Philadelphia, Pennsylvania
December 14, 2010

15

WATERVILLE LARGE CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
OCTOBER 31, 2010

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio, is available, without charge and upon request, by calling (877) 356-9055 and on the SEC’s website at www.sec.gov.  The Fund’s proxy voting record for the period of November 2, 2009 (the Fund’s commencement of operations) through June 30, 2010, is available, without charge and upon request, by calling (877) 356-9055 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010, through October 31, 2010.

Actual Expenses – The first line under each share class in the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.   The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing cost of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

16

WATERVILLE LARGE CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
OCTOBER 31, 2010

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period *	Annualized Expense Ratio *
Investor Shares
Actual	$1,000.00	$987.85	$9.97	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$10.11	1.99%
Institutional Shares
Actual	$1,000.00	$987.85	$9.92	1.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$10.06	1.98%

* Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

Federal Tax Status of Dividends Declared during the Tax Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.

The Fund designates 44.42% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 43.93% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.  The Fund also designates 2.76% as qualified interest income exempt from US tax for foreign shareholders (QII).

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders.  The following table provides information about each Board member and certain officers of the Trust.  Each Trustee and officer holds office until the person resigns, is removed, or is replaced.  Unless otherwise noted, the persons have held their principal occupations for more than five years.  The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101, unless otherwise indicated.  Each Trustee oversees twenty-two portfolios in the Trust.  Mr.  Keffer is considered an Interested Trustee due to his affiliation with Atlantic.  Mr. Keffer is also an Interested Director of Wintergreen Fund, Inc.  The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 356-9055.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003.
Costas Azariadis Born: 1943	Trustee; Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University since 2006; Professor of Economics, University of California-Los Angeles 1992-2006.
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.

17

WATERVILLE LARGE CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
OCTOBER 31, 2010

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Interested Trustee
John Y. Keffer1 Born: 1942	Trustee; Vice Chairman	Since 1989
Chairman, Atlantic since 2008; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.

1 Since 1997, John Y. Keffer has been president and owner of Forum Trust, LLC.  Prior to January 1, 2010, Atlantic was a wholly owned subsidiary of Forum Trust, LLC.  Effective January 1, 2010, Atlantic became a wholly owned subsidiary of Forum Holdings Corp., a Delaware corporation that is wholly owned by Mr. Keffer.

Officers
Stacey E. Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic since 2008; Director, Consulting Services, Foreside Fund Services 2007; Elder Care, 2005-2006; Director, Fund Accounting, Citigroup 2003-2005.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Manager, Atlantic since 2008; Section Manager/Vice President, Enterprise Support Services, Citigroup 2003-2008.
David Faherty Born: 1970	Vice President	Since 2009	Senior Counsel, Atlantic since 2009; Vice President, Citi Fund Services Ohio, Inc. 2007-2009.; Associate Counsel, Investors Bank & Trust Co. 2006-2007; FDIC 2005.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Manager, Atlantic since 2008; Vice President, Citigroup 2003-2008.
Joshua LaPan Born: 1973	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup 2003-2008.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup 2005-2008.
Lina Bhatnagar Born: 1971	Secretary	Since 2008	Senior Administration Specialist, Atlantic since 2008; Regulatory Administration Specialist, Citigroup 2006-2008.

18

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(877)-356-9055

INVESTMENT ADVISER
Waterville Capital, LLC
Radnor Court, Suite 140
259 Radnor-Chester Road
Radnor, PA  19087

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

239-ANR-1010

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer.

(c)	There have been no amendments to the Registrant’s code of ethics that apply to its Principal Executive Officer and Principal Financial Officer.

(d)	There have been no waivers to the Registrant’s code of ethics that apply to its Principal Executive Officer and Principal Financial Officer.

(e)           Not applicable.

(f) (1)      A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,000 in 2009 and $25,000 in 2010.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2009 and $0 in 2010.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2009 and $6,000 in 2010.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2009 and $0 in 2010.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) 0%

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2009 and $0 in 2010.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Forum Funds

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	December 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	December 31, 2010

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	December 31, 2010